UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8662

AAL Variable Product Series Fund, Inc.
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

John C. Bjork, Assistant Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant's telephone number, including area code: (612) 340-7005
Date of fiscal year end: December 31
Date of reporting period: July 1, 2003 - April 30, 2004

Item 1.  Proxy Voting Record

AAL Variable Product Series Fund, Inc. ("registrant") merged with and into Thrivent Series Fund, Inc. on April 30, 2004. Registrant's proxy voting record is disclosed in the Form N-PX filed on behalf of Thrivent Series Fund, Inc., file number 811-4603, CIK number 0000790166, on August 31, 2004.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: August 31, 2004                             AAL VARIABLE PRODUCT SERIES FUND, INC.

                                                                   *
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                                                  Pamela J. Moret
                                                  President

* John C. Bjork, by signing his name hereto, does hereby sign this document on behalf of Pamela J. Moret pursuant to a power of attorney incorporated by reference from pre-effective amendment no. 1 to the registration statement of Thrivent Series Fund, Inc. on Form N-14, file no. 333-111964, filed on February 26, 2004.

                                                     *By: /s/ John C. Bjork
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                                                          John C. Bjork, Attorney-in-fact